Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 05, 2024	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Accumulated depreciation | $			$ 121,320	$ 114,766
Debt discount, current | $			$ 0	$ 102,309
Preferred stock, shares authorized		350,000	350,000	300,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value (per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		75,000,000	75,000,000	75,000,000
Common stock, shares issued		657,900	648,761
Common stock, shares outstanding		657,900	648,761	181,898
Subsequent Event
Reverse stock spilt effective from June 5, 2024	0.625
Series D Preferred Stock
Temporary equity per share | $ / shares			$ 0.001	$ 0.001
Temporary equity authorized			0	50,000
Temporary equity Issued			0	0
Temporary equity Outstanding			0	0